Share-Based Compensation Plans And Other Incentive Plans (Restricted Stock And Restricted Stock Unit Activity) (Details) (Restricted Stock And Restricted Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	0 Months Ended		12 Months Ended
	Apr. 29, 2011	Jan. 04, 2011	Dec. 31, 2013 employee	Dec. 31, 2012 employee	Dec. 31, 2011 employee
Restricted Stock And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
RS and RSU outstanding at January 1			6,299	8,990	9,559
Granted, RS and RSU			1,558	1,657	5,150
Adjustments to RSUs outstanding to reflect Mobility spin-off			0	0	3,638
Vested, RS and RSU			(3,610)	(3,845)	(3,230)
Terminated, canceled or expired, RS and RSU	(1,400)	(3,800)	(519)	(503)	(6,127)
RS and RSU outstanding at December 31			3,728	6,299	8,990
Approx. number of employees granted RSUs			2,295	2,355	12,351
RS and RSU outstanding at January 1, Wtd Avg. Grant Date Fair Value			$ 41	$ 40	$ 51
Granted, Wtd Avg. Grant Date Fair Value			$ 54	$ 49	$ 44
Adjustments to RSUs outstanding to reflect Mobility spin-off, Wtd Avg, Grant Date Fair Value			$ 0	$ 0	$ 20
Vested, Granted, Wtd Avg. Grant Date Fair Value			$ 38	$ 41	$ 31
Terminated, canceled or expired, Wtd Avg. Grant Date Fair Value			$ 45	$ 33	$ 44
RS and RSU outstanding at December 31, Wtd Avg. Grant Date Fair Value			$ 49	$ 41	$ 40